Nature of the Business and Summary of Significant Accounting Policies (Details Textual 1) $ / shares in Units, $ in Billions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Employee1 $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Employee1 $ / shares	Dec. 31, 2013 USD ($) $ / shares
Noncontrolling Interest [Line Items]
Revenue | $
Common stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue | $			$ 5.5		$ 5.5
Number of employees | Employee1			130,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Number of employees | Employee1			13,000		13,000